Balance Sheet Components - Schedule of Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Apr. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 142		$ 2,309
Less: accumulated depreciation and amortization	(97)		(1,449)
Total property and equipment, net	45		860
Computer Hardware And Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	74		146
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	40		1,698
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9		36
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 19		429
Predecessor Company
Property, Plant and Equipment [Line Items]
Property and equipment, gross			2,309	$ 1,976
Less: accumulated depreciation and amortization			(1,449)	(1,020)
Total property and equipment, net			860	956
Predecessor Company | Computer Hardware And Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross			146	117
Predecessor Company | Machinery and Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross			1,698	1,374
Predecessor Company | Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross			36	36
Predecessor Company | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross			$ 429	429
Predecessor Company | Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross				$ 20